Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 61,338	$ 48,264
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13,170	14,569
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,606	5,502
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,437	69,305
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,389	10,034
Later than one year [member] | Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,883	13,160
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48,497	33,290
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,638	4,650
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,370	9,119
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,497	1,778
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,627	1,728
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	209	157
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,425	6,292
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,341	1,477
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,346	1,590
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	108	184
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,953	7,031
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,204	1,305
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,328	1,332
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	144	87
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,958	8,047
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,047	1,110
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,146	1,335
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56	217
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,504	6,652
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	896	919
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,695	4,570
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	218	108
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,483	22,156
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,705	2,408
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,699	4,419
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	233	99
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,744	10,008
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 1,699	$ 1,037